Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,349	$ 2,059	$ 1,737
Sales inducements deferred	170	285	242
Amortization charged to income	(126)	(192)	112
Effect of unrealized gains and losses	(128)	197	(32)
Balance, end of year	$ 2,265	$ 2,349	$ 2,059